EIP Growth and Income Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 69.9%	Shares	Value
Canada - 9.1%
Energy - 6.5%
Imperial Oil Ltd.	27,410	$1,823,184
Keyera Corp.	40,330	1,144,397
South Bow Corp.	6,581	157,286
Suncor Energy, Inc.	19,220	721,139
TC Energy Corp.	25,426	1,145,441
		4,991,447
Independent Power and Renewable Electricity Producers - 0.1%
Northland Power, Inc.	9,130	106,857
		$–
Utilities - 2.5%
AltaGas, Ltd.	7,601	175,414
Atco Ltd./Canada - Class I	28,470	905,610
Canadian Utilities Ltd. - Class A	2,000	46,720
Emera, Inc.	730	27,736
Fortis, Inc./Canada	9,070	386,303
Hydro One Ltd. (a)	11,130	346,302
		1,888,085
Total Canada		6,986,389

Denmark - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted A/S - ADR (b)	4,975	63,780

France - 2.1%
Energy - 2.1%
TotalEnergies SE - ADR	28,540	1,656,176

Italy - 0.2%
Utilities - 0.2%
Enel SpA - ADR	21,884	154,063

Spain - 0.0%(c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA	346	3,243

United Kingdom - 2.1%
Energy - 1.8%
BP PLC - ADR	2,730	84,794
Shell PLC - ADR	19,440	1,280,124
		1,364,918
Energy Equipment & Services - 0.3%
TechnipFMC PLC	7,780	233,789
Total United Kingdom		1,598,707

United States - 56.3%(d)
Construction & Engineering - 3.0%
Fluor Corp. (b)	22,160	1,068,333
Quanta Services, Inc.	3,960	1,218,136
		2,286,469
Energy - 13.8%
Cheniere Energy, Inc.	4,150	928,147
Core Natural Resources, Inc.	4,000	361,360
DT Midstream, Inc.	7,700	778,316
Enbridge, Inc.	14,179	613,100
EQT Corp.	10,490	536,249
Exxon Mobil Corp.	17,700	1,890,891
Gulfport Energy Corp. (b)	1,200	214,212
Kinder Morgan, Inc.	40,540	1,114,039
ONEOK, Inc.	28,095	2,729,991
Targa Resources Corp.	6,150	1,210,320
The Williams Companies, Inc.	4,609	255,477
		10,632,102
Energy Equipment & Services - 3.9%
Archrock, Inc.	16,470	462,642
Cactus, Inc. - Class A	3,710	221,524
Generac Holdings, Inc. (b)	5,720	854,168
Halliburton Co.	16,550	430,631
Helmerich & Payne, Inc.	4,610	145,630
NOV, Inc.	10,580	152,881
Schlumberger NV	18,640	750,819
		3,018,295
Independent Power and Renewable Electricity Producers - 4.1%
Clearway Energy, Inc. - Class A	71,520	1,754,386
The AES Corp.	6,270	68,970
Vistra Corp.	8,230	1,382,887
		3,206,243
Professional Services - 0.3%
Amentum Holdings, Inc. (b)	1,270	26,632
Jacobs Solutions, Inc.	1,270	177,965
		204,597
Utilities - 31.2%
ALLETE, Inc.	3,000	196,860
Alliant Energy Corp.	16,690	982,707
Ameren Corp.	6,610	622,662
American Electric Power Co., Inc.	16,519	1,624,809
American Water Works Co., Inc.	90	11,218
Atmos Energy Corp.	7,960	1,134,380
CenterPoint Energy, Inc.	32,680	1,064,388
Chesapeake Utilities Corp.	3,170	387,532
CMS Energy Corp.	5,956	393,096
Constellation Energy Corp.	2,070	620,959
Dominion Energy, Inc.	16,960	942,806
DTE Energy Co.	9,084	1,088,990
Duke Energy Corp.	3,520	394,205
Entergy Corp.	14,940	1,211,335
Essential Utilities, Inc.	15,300	542,844
Evergy, Inc.	14,930	958,058
IDACORP, Inc.	6,640	730,002
National Fuel Gas Co.	33,320	2,333,399
New Jersey Resources Corp.	6,250	299,687
NextEra Energy, Inc.	5,200	372,112
ONE Gas, Inc.	10,525	743,486
PG&E Corp.	19,000	297,350
PPL Corp.	30,940	1,039,584
Public Service Enterprise Group, Inc.	6,800	568,072
Sempra Energy	15,320	1,270,488
The Southern Co.	18,350	1,540,482
UGI Corp.	24,600	755,958
WEC Energy Group, Inc.	8,000	794,080
Xcel Energy, Inc.	16,264	1,092,941
		24,014,490
Total United States		43,362,196
TOTAL COMMON STOCKS (Cost $44,557,511)		53,824,554

MASTER LIMITED PARTNERSHIPS - 25.5%	Units	Value
United States - 25.5%(d)
Chemicals - 1.0%
Westlake Chemical Partners, LP	32,311	788,389
		$–
Energy - 24.2%
Cheniere Energy Partners LP	13,639	836,889
Energy Transfer, LP	279,270	5,719,450
Enterprise Products Partners, LP	111,924	3,654,319
Hess Midstream LP - Class A (f)	16,880	683,809
MPLX, LP	75,990	3,952,240
Plains GP Holdings LP (f)	68,590	1,450,678
Sunoco LP	28,320	1,595,265
TXO Partners LP	39,080	726,497
		18,619,147
Energy Equipment & Services - 0.3%
USA Compression Partners, LP	9,040	240,916
Total United States		19,648,452
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,317,939)		19,648,452

SHORT-TERM INVESTMENTS - 3.3%		Value
Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class Z, 4.27% (e)	2,578,855	2,578,855
TOTAL SHORT-TERM INVESTMENTS (Cost $2,578,855)		2,578,855

TOTAL INVESTMENTS - 98.7% (Cost $59,454,305)		76,051,861
Other Assets in Excess of Liabilities - 1.3%		979,260
TOTAL NET ASSETS - 100.0%		$77,031,121
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt NV - Naamloze Vennootschap
PLC - Public Limited Company SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $346,302 or 0.4% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e) (f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025. This Security has elected to be treated as a corporation for U.S. Federal income tax purposes.

EIP Growth and Income Fund
Schedule of Total Return Swap Contracts
as of January 31, 2025 (Unaudited)

For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $960,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2025:

Reference Entity	Counterparty	Long/ Short	Maturity Date	Notional Amount(1)	Value/ Unrealized Appreciation (Depreciation) (2)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	$30,883	$210
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	378,094	3,008
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	110,646	(10,245)
Clearway Energy, Inc. - Class A	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	178,963	4,867
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	452,899	(33,393)
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	2,453,491	(16,753)
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	98,854	2,075
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	76,544	(5,263)
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	70,170	2,082
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	587,655	2,356
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	139,804	(6,522)
					$(57,578)

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $29,394 of net dividends and financing costs.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

EIP Growth and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$53,824,554	$–	$–	$53,824,554
Master Limited Partnerships	19,648,452	–	–	19,648,452
Money Market Funds	2,578,855	–	–	2,578,855
Total Investments	$76,051,861	$–	$–	$76,051,861

Other Financial Instruments:
Total Return Swaps*	–	14,598	–	14,598
Total Other Financial Instruments	$–	$14,598	$–	$14,598

Liabilities:

Other Financial Instruments:
Total Return Swaps*	–	(72,176)	–	(72,176)
Total Other Financial Instruments	$–	$(72,176)	$–	$(72,176)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.